Schedule 1 - Registrant's Condensed Financial Statements (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2013	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	May 24, 2011
Current assets:
Cash and cash equivalents	$ 575,761	$ 37,032	$ 57,832	$ 128,428	$ 124,198	$ 134,023	$ 286,548
Total current assets	1,409,100		753,259			773,676
Non-current assets:
Other long-term assets	75,969		93,100			108,356
Total assets	4,649,950		4,036,833			4,013,108
Current liabilities:
Accounts payable	65,358		53,909			50,512
Accrued liabilities	352,604		388,935			323,251
Total current liabilities	458,504		478,694			388,353
Long-term debt	2,225,407		2,647,098			2,357,699
Total liabilities	3,052,848		3,492,146			3,099,618
Equity:
Common stock ($0.01 par value; 2,000,000,000 shares authorized, 130,661,627 and 130,204,113 issued and outstanding in 2012 and 2011, respectively)	1,804		1,307			1,302
Treasury stock at cost	(1,347)		(381)
Additional paid-in capital	1,580,519		525,098			901,871
Retained earnings	10,433		12,346			13,019
Accumulated other comprehensive loss	(837)		(213)			(2,702)
Total Envision Healthcare Holdings, Inc. equity	1,590,572		538,157			913,490
Total liabilities and stockholders' equity	4,649,950		4,036,833			4,013,108
Common stock, par value (in dollars per share)	$ 0.01		$ 0.01			$ 0.01
Common stock, shares authorized	2,000,000,000		2,000,000,000			2,000,000,000
Common stock, shares issued	180,382,885		130,661,627			130,204,113
Common stock, shares outstanding	180,382,885		130,661,627			130,204,113
Parent Company
Current assets:
Cash and cash equivalents			281
Total current assets			281
Non-current assets:
Investment in wholly owned subsidiary			969,372			913,490
Long-term deferred tax asset			89
Other long-term assets			7,243
Total assets			976,985			913,490
Current liabilities:
Accounts payable			117
Accrued liabilities			1,536
Total current liabilities			1,653
Long-term debt			437,175
Total liabilities			438,828
Equity:
Common stock ($0.01 par value; 2,000,000,000 shares authorized, 130,661,627 and 130,204,113 issued and outstanding in 2012 and 2011, respectively)			1,307			1,302
Treasury stock at cost			(381)
Additional paid-in capital			525,098			901,871
Retained earnings			12,346			13,019
Accumulated other comprehensive loss			(213)			(2,702)
Total Envision Healthcare Holdings, Inc. equity			538,157			913,490
Total liabilities and stockholders' equity			$ 976,985			$ 913,490
Common stock, par value (in dollars per share)			$ 0.01			$ 0.01
Common stock, shares authorized			2,000,000,000			2,000,000,000
Common stock, shares issued			130,661,627			130,204,113
Common stock, shares outstanding			130,661,627			130,204,113